Cost of oil and gas properties: (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues:
Revenues	$ 4,105,494	$ 866,702	$ 15,849,482	$ 3,843,420
Expenses (excluding G&A and interest expense):
Lease operating expense			3,652,096	799,631
Production taxes			(18,848)	187,081
Other O&G deductions			5,368,772	885,474
Depreciation, depletion and amortization	2,099,047	691,853	7,790,112	3,248,260
Operating costs and expenses			16,792,132	5,120,446
Oil
Revenues:
Revenues			977,880	77,640
Natural gas
Revenues:
Revenues			14,750,152	3,661,677
NGL
Revenues:
Revenues			$ 121,450	$ 104,103